Fair value measurement of financial instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of financial instruments [abstract]
Fair value measurement of financial instruments

22 Fair value measurement of financial instruments

(a)  Financial assets measured at fair value

(i)  Fair value hierarchy

The following table presents the Group’s financial assets that are measured at fair value at the end of each period presented:

	As of December 31, 2024
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,742,065	56,919	1,685,146	—

	As of June 30, 2025
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,793,484	40,871	1,735,333	17,280

For the six months ended June 30, 2025, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3.

(ii)	Financial instruments in level 2

Financial assets at FVTPL

The fair value of the financial assets in Level 2, is determined based on the unit price published on the counterparty bank’s or financial institution’s websites. The published unit price is the unit price at which a holder could redeem the fund units at the end of each period presented.

Financial assets at FVTPL consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Aggregated cost basis	1,662,401	1,696,312
Gross unrealized holding gain	22,745	39,021
Aggregated fair value	1,685,146	1,735,333

The tables below reflect the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the six months ended June 30, 2025:

	For the six months ended June 30, 2025
					Foreign
	January 1,			Included in	exchange	June 30,
	2025	Purchase	Sell	earnings	effect	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	1,685,146	20,001	(1,714)	39,021	(7,121)	1,735,333

22 Fair value measurement of financial instruments (Continued)

(iii)  Financial instruments in level 3

Financial assets at FVTPL

Financial instruments in level 3 assets at FVTPL represented equity investments in an unlisted partnership enterprise, which is determined by using recent transaction approach. Under this approach, the significant unobservable input is recent transaction prices.

The table below reflects the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the period presented:

	For the six months ended June 30, 2025
					Foreign
	January 1,			Included in	exchange	June 30,
	2025	Purchase	Sell	earnings	effect	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	—	17,280	—	—	—	17,280

(b)  Cash concentration

Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL, which are maintained at banks, consist of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
RMB denominated:
Financial institutions in Chinese Mainland	503,800	569,601
USD denominated:
Financial institutions in Chinese Mainland	1,816,218	1,288,818
Financial institution in Hong Kong	11,671	11,621
Financial institution in the U.S.	462,786	122,292
Financial institution in the Singapore	3,767,075	3,828,715
Financial institution in the Middle East	10,561	8,261
Arab Emir. Dirham (“AED”) denominated:
Financial institution in the Middle East	3,198	850
European Dollar (“EUR”) denominated:
Financial institutions in Chinese Mainland	1,129	317
Financial institution in the Middle East	186	—
Financial institution in the Germany	—	89
Singapore Dollar (“SGD”) denominated:
Financial institution in the Singapore	11,453	8,054

The bank deposits in Chinese Mainland, Hong Kong, the U.S., Germany and Singapore are insured by the government authority up to RMB500,000, HKD500,000, USD250,000, EUR100,000 and SGD100,000 with individual bank, respectively. Total bank deposits amounted to RMB51.0 million and RMB33.2 million are insured as of December 31, 2024 and June 30, 2025, respectively. The Company has not experienced any losses in uninsured bank deposits.

31 Financial risk management and fair value of financial instruments

Exposure to credit, liquidity, interest rate and currency risks arises in the normal course of the Group’s business. The Group’s exposure to these risks and the financial risk management policies and practices used by the Group to manage these risks are described below.

(a) Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group’s credit risk is primarily attributable to trade receivables, amount due from related parties, contract assets, receivables from payments made on behalf of customers, receivables from loans to employees and other receivables. The Group’s exposure to credit risk arising from time deposits, financial assets at FVTPL, cash, cash equivalents and restricted cash is limited because the counterparties are banks with high-credit-quality, for which the Group considers to have low credit risk. The Group does not provide any guarantees which would expose the Group to credit risk.

Trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer rather than the industry or country in which the customers operate and therefore significant concentrations of credit risk primarily arise when the Group has significant exposure to individual customers. As of December 31, 2023 and 2024, 44% and 28% of the total trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers were due from the Group’s largest customer, 47% and 37% of the total trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers were due from the Group’s five largest customers, respectively.

Individual credit evaluations are performed on all customers requiring credit over a certain amount. These evaluations focus on the customer’s past history of making payments when due and current ability to pay, and take into account information specific to the customer as well as pertaining to the economic environment in which the customer operates. Trade receivables are due within 30 – 90 days from the invoice date. Normally, the Group does not obtain collateral from customers.

The Group measures loss allowances for trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers at an amount equal to lifetime ECLs, which is calculated using a provision matrix. As the Group’s historical credit loss experience does not indicate significantly different loss patterns for different customer segments, the loss allowance based on past due status is not further distinguished between the Group’s different customer bases.

Expected loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. These rates are adjusted to reflect the differences between economic conditions during the period over which the historic data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables. As of December 31, 2023 and 2024, 72% and 60% of the Group’s trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers were due within one year, respectively. Based on this assessment, additional loss allowance of RMB11.7 million, RMB40.2 million and RMB28.7 million were recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

31 Financial risk management and fair value of financial instruments (Continued)

Receivables from loans to employees and other receivables

In determining the ECL for receivables from loans to employees and other receivables, the management has taken into account the historical default experience and forward-looking information, as appropriate. The management has assessed that no debtors of these receivables had a significant increase in credit risk since initial recognition and risk of default is insignificant, and therefore, no material ECL allowance was provided for receivables from loans to employees and other receivables for the years presented.

The following table provides information about the Group’s exposure to credit risk and ECLs for trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers:

	As of December 31, 2023
	Carrying	Provision on	Weighted average		Loss
	amount	individual basis	loss rates	ECLs	allowance
	RMB’000			RMB’000	RMB’000
Within 1 year	343,782	—	8.2%	(28,045)	(28,045)
More than 1 year	138,463	(1,200)	16.7%	(23,116)	(24,316)
	482,245	(1,200)		(51,161)	(52,361)

	As of December 31, 2024
	Carrying	Provision on	Weighted average		Loss
	amount	individual basis	loss rates	ECLs	allowance
	RMB’000			RMB’000	RMB’000
Within 1 year	242,657	—	8.9%	(21,628)	(21,628)
1 to 2 years	59,470	—	20.5%	(12,195)	(12,195)
More than 2 years	105,124	(1,410)	43.6%	(45,811)	(47,221)
	407,251	(1,410)		(79,634)	(81,044)

Movement in the loss allowance account in respect of trade receivables, amounts due from related parties, contract assets and receivables from payments made on behalf of customers during the years presented is as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
As of January 1	(448)	(12,144)	(52,361)
Credit loss recognized during the year	(11,696)	(40,217)	(28,664)
Effect of movement in exchange rates	—	—	(19)
As of December 31	(12,144)	(52,361)	(81,044)

31 Financial risk management and fair value of financial instruments (Continued)

(b) Liquidity risk

Individual operating entities within the Group are responsible for their own cash management, including the short-term investment of cash surpluses and the raising of loans to cover expected cash demands, subject to the approval by the Company’s Board of Directors when the loans and borrowings exceed certain predetermined levels of authority. The Group’s policy is to regularly monitor its liquidity requirements and its compliance with lending covenants, to ensure that it maintains sufficient reserves of cash and adequate committed lines of funding from major financial institutions to meet its liquidity requirements in the short and longer term.

The following tables show the remaining contractual maturities at the end of the years presented of the Group’s financial liabilities, based on undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on current rates at the end of the years presented) and the earliest date the Group can be required to pay.

	As of December 31, 2023
		Total		More than	More than
		contractual	Within	1 year but	2 years but
	Carrying	undiscounted	1 year or	within	within
	amount	cash flow	on demand	2 years	5 years
Put option liabilities	40,449	41,580	—	41,580	—
Trade payables	16,962	16,962	16,962	—	—
Other payables, deposits received and accrued expenses	271,306	271,306	271,306	—	—
Lease liabilities	53,407	57,674	34,602	16,332	6,740
Amounts due to related parties	77,827	77,827	77,827	—	—
Total financial liabilities that are settled by delivering cash or another financial asset except for preferred shares and other financial instruments subject to redemption and other preferential rights	459,951	465,349	400,697	57,912	6,740

	As of December 31, 2024
		Total		More than	More than
		contractual	Within	1 year but	2 years but
	Carrying	undiscounted	1 year or	within	within
	amount	cash flow	on demand	2 years	5 years
Put option liabilities	41,099	41,580	41,580	—	—
Trade payables	20,713	20,713	20,713	—	—
Long-term bank loan	50,040	52,984	—	52,984	—
Short-term bank loans	30,019	30,019	30,019	—	—
Other payables, deposits received and accrued expenses	397,755	397,755	397,755	—	—
Lease liabilities	62,959	67,175	38,524	22,761	5,890
Amounts due to related parties	9,450	9,450	9,450	—	—
Total financial liabilities that are settled by delivering cash or another financial asset	612,035	619,676	538,041	75,745	5,890

31 Financial risk management and fair value of financial instruments (Continued)

The carrying amount of preferred shares and other financial instruments subject to redemption and other preferential rights was RMB8,181.7 million as of December 31, 2023. The carrying amount represented the maximum amounts that the Company could be required to pay upon occurrence of specified contingent events. As some of these triggering events, such as change of control of the Company could happen at any time, the Group may be required to pay the carrying amounts upon such events. These contingent redemption obligations automatically expired when the preferred shares were converted into ordinary shares upon the completion of the Company’s IPO on October 25, 2024.

(c) Interest rate risk

Interest-bearing financial instruments at variable rates and at fixed rates expose the Group to cash flow interest rate risk and fair value interest risk, respectively. The Group determines the appropriate weightings of the fixed and floating rate interest-bearing instruments based on the current market conditions and performs regular reviews and monitoring to achieve an appropriate mix of fixed and floating rate exposure. The Group does not enter into financial derivatives to hedge interest rate risk.

The following table details the interest rate profile of the Group’s financial assets and liabilities as of the end of each year presented.

(i)Interest rate risk profile

	As of December 31,
	interest rates	2023	interest rates	2024
	%	RMB’000%		RMB’000
Fix rate instruments:
Cash and cash equivalents	0%~3.1%	1,661,152	0%~5.25%	4,268,300
Time deposits	4.69%-6.00%	2,550,279	1.55%~5.05%	620,148
Restricted cash–current	0.01%	10,194	0.01%~2%	4,814
Restricted cash–non-current	0.01%	1,575	0.01%~1.61%	9,669
Long-term bank loan	—	—	2.9%	(50,040)
Short-term bank loans	—	—	2.5%	(30,019)
Lease liabilities-current	4.4%	(31,098)	4.4%	(36,900)
Lease liabilities–non-current	4.4%	(22,309)	4.4%	(26,059)
		4,169,793		4,759,913
Variable rate instruments:
Non-equity investments		317,042		1,685,146

(ii)	Sensitivity analysis

As of December 31, 2023 and 2024, it is estimated that a general increase/decrease of 100 basis points in interest rates, with all other variables held constant, would have decreased/increased the Group’s loss for the year and accumulated losses by RMB3.2 million and RMB16.9 million, respectively.

The sensitivity analysis above indicates the instantaneous change in the Group’s loss for the year and accumulated losses that would arise assuming that the change in interest rates had occurred at the end of the years presented and had been applied to re-measure those financial instruments held by the Group which expose the Group to fair value interest rate risk at the end of the years presented. In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative instruments held by the Group at the end of the years presented, the impact on the Group’s loss for the year and accumulated losses is estimated as an annualised impact on interest expense or income of such a change in interest rates.

31 Financial risk management and fair value of financial instruments (Continued)

(d) Foreign currency risk

The Group is exposed to currency risk primarily due to receivables, payables and cash balances that are denominated in a foreign currency, i.e. a currency other than the functional currency of the operations to which the transactions relate. The currencies giving rise to this risk are primarily United States dollars (“USD”). The Group manages this risk as follows:

(i)Exposure to currency risk

The following table details the Group’s exposure at the end of the years presented to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate. For presentation purposes, the amounts of the exposure are shown in RMB, translated using the spot rate at the year-end date. Differences resulting from the translation of the financial statements of foreign operations into the Group’s presentation currency are excluded.

	Exposure to foreign currencies
	As of December 31,
	USD 2023	USD 2024
	RMB’000	RMB’000
Cash	306,677	1,941,370
Trade receivables	—	9,694
Intercompany payables	(280,050)	(1,493,516)
Net exposure arising from recognized assets and liabilities	26,627	457,548

(ii)	Sensitivity analysis

The following table indicates the instantaneous change in the Group’s loss for the year and cumulative losses that would arise if foreign exchange rates to which the Group has significant exposure at the end of each year presented had changed at that date, assuming all other risk variables remained constant.

	As of December 31,
	2023		2024
	Increase/	(Increase)/	Increase/	(Increase)/
	(decrease)	decrease on loss	(decrease)	decrease on loss
	in foreign	for the year and	in foreign	for the year
	exchange rates	accumulated losses	exchange rates	and accumulated losses
		RMB’000		RMB’000
USD	10%	2,663	10%	45,755
USD	(10)%	(2,663)	(10)%	(45,755)

Results of the analysis as presented in the above table represent an aggregation of the instantaneous effects on each of the Group entities’ loss for the year and cumulative losses measured in the respective functional currencies, translated into RMB at the exchange rate ruling at the end of the years presented for presentation purposes.

The sensitivity analysis assumes that the change in foreign exchange rates had been applied to re-measure those financial instruments held by the Group which expose the Group to foreign currency risk at the end of each year presented, including inter-company payables and receivables within the Group which are denominated in a currency other than the functional currencies of the lender or the borrower. The analysis excludes differences that would result from the translation of the financial statements of foreign operations into the Group’s presentation currency.

31 Financial risk management and fair value of financial instruments (Continued)

(e) Fair value measurement

(i)	Financial assets and liabilities measured at fair value

Fair value hierarchy

The following table presents the fair value of the Group’s financial instruments measured at the end of the years presented on a recurring basis, categorized into the three-level fair value hierarchy as defined in

IFRS 13, Fair value measurement. The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

● Level 1 valuations:	Fair value measured using only Level 1 inputs i.e. unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

● Level 2 valuations:

Fair value measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available.

● Level 3 valuations:	Fair value measured using significant unobservable inputs.

The following table presents the Group’s financial assets and liabilities that are measured at fair value at the end of each year presented:

	As of December 31, 2023
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	317,042	—	317,042	—

	As of December 31, 2024
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,742,065	56,919	1,685,146	—

For the years presented, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3. The Group’s policy is to recognize transfers between levels of fair value hierarchy as at the end of the years presented in which they occur.

31 Financial risk management and fair value of financial instruments (Continued)

Financial instruments in level 2

Financial assets at FVTPL

The fair value of the financial assets in Level 2, is determined based on the unit price published on the counterparty bank’s or financial institution’s websites. The published unit price is the unit price at which a holder could redeem the fund units at the end of each year presented.

Financial assets at FVTPL consisted of the following:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Aggregated cost basis	258,587	1,662,401
Gross unrealized holding gain	58,455	22,745
Aggregated fair value	317,042	1,685,146

The tables below reflect the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the years presented:

For the year ended December 31, 2022
Foreign
				Included in	exchange
	January 1, 2022	Purchase	Sell	earnings	effect	December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	53,868	2,041,173	(929,785)	7,731	45,537	1,218,524

For the year ended December 31, 2023
Foreign
				Included in	exchange
	January 1, 2023	Purchase	Sell	earnings	effect	December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	1,218,524	1,965,328	(2,925,265)	42,960	15,495	317,042

For the year ended December 31, 2024
Foreign
				Included in	exchange
	January 1, 2024	Purchase	Sell	earnings	effect	December 31, 2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	317,042	1,665,195	(324,791)	22,745	4,955	1,685,146

31 Financial risk management and fair value of financial instruments (Continued)

(ii)	Fair value of financial assets and liabilities carried at other than fair value

The carrying amounts of the Group’s financial instruments carried at cost or amortized cost are not materially different from their fair values as of December 31, 2023 and 2024, except for the preferred shares and other financial instruments subject to redemption and other preferential rights, for which their carrying amounts and fair value and the level of fair value hierarchy were disclosed as below:

	Fair value measurements
	as of December 31, 2023 categorized into
	Carrying
	amounts	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Preferred shares and other financial instruments subject to redemption and other preferential rights	8,181,722	11,181,388	—	—	11,181,388

The fair value of preferred shares and other financial instruments subject to redemption and other preferential rights was determined using the binominal option-pricing model. Assumptions used in the binominal option-pricing model were presented as below:

	As of December 31,
	2023
Expected volatility	53.8%
Risk-free interest rate (per annum)	4.3%
Expected dividend yield	0%
Expected term	2.5	years

(f) Cash concentration

Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL, which are maintained at banks, consist of the following:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
RMB denominated:
Financial institutions in Chinese Mainland	528,980	503,800
USD denominated:
Financial institutions in Chinese Mainland	306,677	1,816,218
Financial institution in Hong Kong	2,200,365	11,671
Financial institution in the U.S.	1,499,960	462,786
Financial institution in the Singapore	502	3,767,075
Financial institution in the Middle East	—	10,561
Arab Emir. Dirham (“AED”) denominated:
Financial institution in the Middle East	3,758	3,198
European Dollar (“EUR”) denominated:
Financial institutions in Chinese Mainland	—	1,129
Financial institution in the Middle East	—	186
Singapore Dollar (“SGD”) denominated:
Financial institution in the Singapore	—	11,453

The bank deposits in Chinese Mainland, Hong Kong, the U.S., Middle East, Germany and Singapore are insured by the government authority up to RMB500,000, HKD500,000, USD250,000, AED50,000, EUR20,000 and SGD100,000 with individual bank, respectively. Total bank deposits amounted to RMB37.0 million and RMB51.0 million are insured as of December 31, 2023 and December 31, 2024, respectively. The Company has not experienced any losses in uninsured bank deposits.